First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 46.3%
	Armenia – 0.6%
500,000	Republic of Armenia International Bond (USD) (b)	3.95%	09/26/29	$490,746
	Bahrain – 1.0%
270,000	Bahrain Government International Bond (USD)	7.00%	01/26/26	303,822
490,000	Bahrain Government International Bond (USD) (b)	5.63%	09/30/31	495,195
				799,017
	Brazil – 4.5%
7,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	2,073,837
4,600,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,323,385
				3,397,222
	Costa Rica – 0.7%
260,000	Costa Rica Government International Bond (USD)	4.25%	01/26/23	255,128
270,000	Costa Rica Government International Bond (USD)	7.16%	03/12/45	271,015
				526,143
	Dominican Republic – 0.3%
235,000	Dominican Republic International Bond (USD)	5.50%	01/27/25	248,515
	Ecuador – 2.2%
750,000	Ecuador Government International Bond (USD) (b)	8.75%	06/02/23	797,820
337,000	Ecuador Government International Bond (USD) (b)	10.75%	01/31/29	365,016
490,000	Ecuador Government International Bond (USD) (b)	9.50%	03/27/30	496,860
				1,659,696
	Egypt – 2.4%
4,100,000	Egypt Government Bond (EGP)	16.00%	06/11/22	262,323
200,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	212,228
790,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	797,542
9,200,000	Egypt Treasury Bills (EGP)	(c)	04/28/20	523,346
				1,795,439
	El Salvador – 1.1%
350,000	El Salvador Government International Bond (USD)	5.88%	01/30/25	361,378
435,000	El Salvador Government International Bond (USD)	7.65%	06/15/35	468,717
				830,095
	Ghana – 0.4%
270,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	270,682
	Indonesia – 2.5%
7,500,000,000	Indonesia Treasury Bond (IDR)	5.63%	05/15/23	514,407
18,800,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,403,742
				1,918,149
	Jamaica – 0.3%
200,000	Jamaica Government International Bond (USD)	7.88%	07/28/45	262,002
	Kenya – 0.3%
200,000	Kenya Government International Bond (USD)	6.88%	06/24/24	211,439
	Malaysia – 1.5%
4,700,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,151,897
	Mexico – 2.9%
8,000,000	Mexican Bonos (MXN)	6.50%	06/09/22	403,652

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Mexico (Continued)
16,000,000	Mexican Bonos (MXN)	5.75%	03/05/26	$768,193
18,900,000	Mexican Bonos (MXN)	7.75%	11/13/42	1,002,838
				2,174,683
	Nigeria – 1.9%
377,000,000	Nigeria Government Bond (NGN)	14.50%	07/15/21	1,043,679
200,000	Nigeria Government International Bond (USD) (b)	7.88%	02/16/32	211,094
200,000	Nigeria Government International Bond (USD) (b)	7.63%	11/28/47	197,922
				1,452,695
	Oman – 1.0%
510,000	Oman Government International Bond (USD) (b)	6.00%	08/01/29	508,541
270,000	Oman Government International Bond (USD) (b)	6.75%	01/17/48	255,488
				764,029
	Peru – 2.8%
5,900,000	Peruvian Government International Bond (PEN)	6.90%	08/12/37	2,143,840
	Poland – 3.5%
6,100,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,656,854
3,780,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	980,655
				2,637,509
	Qatar – 0.7%
420,000	Qatar Government International Bond (USD)	4.82%	03/14/49	520,749
	Russia – 4.8%
182,000,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	2,845,730
33,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	534,009
200,000	Russian Foreign Bond - Eurobond (USD)	5.88%	09/16/43	254,522
				3,634,261
	Rwanda – 0.7%
200,000	Rwanda International Government Bond (USD) (b)	6.63%	05/02/23	216,578
300,000	Rwanda International Government Bond (USD)	6.63%	05/02/23	324,866
				541,444
	Saudi Arabia – 0.7%
490,000	Saudi Government International Bond (USD) (b)	4.38%	04/16/29	551,098
	South Africa – 2.5%
20,700,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	1,526,429
330,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	341,454
				1,867,883
	Tanzania – 0.0%
33,336	Tanzania Government International Bond, 6 Mo. LIBOR + 6.00% (USD) (d)	7.99%	03/09/20	33,836
	Turkey – 5.4%
17,200,000	Turkey Government Bond (TRY)	8.80%	09/27/23	2,631,627
9,600,000	Turkey Government Bond (TRY)	10.50%	08/11/27	1,485,816
				4,117,443
	Ukraine – 1.6%
500,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/24	529,171

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ukraine (Continued)
440,000	Ukraine Government International Bond (EUR)	6.75%	06/20/26	$518,310
188,000	Ukraine Government International Bond (USD) (b) (e)	(c)	05/31/40	176,273
				1,223,754
	Total Foreign Sovereign Bonds and Notes			35,224,266
	(Cost $33,879,729)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 16.8%
	Bahrain – 0.4%
250,000	Oil and Gas Holding (The) Co. BSCC (USD)	7.63%	11/07/24	283,963
	Barbados – 0.3%
250,000	Sagicor Finance 2015 Ltd. (USD) (b)	8.88%	08/11/22	263,750
	Brazil – 2.5%
280,000	CSN Resources S.A. (USD) (b)	7.63%	02/13/23	292,950
330,000	GTL Trade Finance, Inc. (USD)	7.25%	04/16/44	407,550
350,000	OAS Finance Ltd. (USD) (e) (g) (h) (i)	8.88%	(j)	2,625
200,000	OAS Investments GmbH (USD) (g) (h) (i)	8.25%	10/19/19	1,500
163,874	Odebrecht Drilling Norbe VIII/IX Ltd. (USD)	6.35%	12/01/21	163,056
408,000	Petrobras Global Finance BV (USD) (b)	5.09%	01/15/30	426,115
551,000	Petrobras Global Finance BV (USD)	6.90%	03/19/49	633,099
				1,926,895
	China – 0.3%
200,000	Shimao Property Holdings Ltd. (USD)	5.60%	07/15/26	204,583
	Colombia – 0.2%
162,000	Banco GNB Sudameris S.A. (USD) (b) (e)	6.50%	04/03/27	168,279
	Congo – 0.4%
260,000	HTA Group Ltd. (USD)	9.13%	03/08/22	271,773
	Dominican Republic – 1.0%
720,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (b)	7.95%	05/11/26	769,500
	Ecuador – 0.3%
200,000	International Airport Finance S.A. (USD) (b)	12.00%	03/15/33	222,750
	Georgia – 0.8%
200,000	Bank of Georgia JSC (USD) (b)	6.00%	07/26/23	206,271
350,000	Georgian Oil and Gas Corp. JSC (USD) (b)	6.75%	04/26/21	364,363
				570,634
	Guatemala – 0.5%
400,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (b)	6.88%	02/06/24	413,000
	Honduras – 0.4%
280,000	Inversiones Atlantida S.A. (USD) (b)	8.25%	07/28/22	294,703
	India – 0.3%
250,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (b)	6.25%	12/10/24	261,662
	Indonesia – 0.3%
200,000	Medco Platinum Road Pte Ltd. (USD) (b)	6.75%	01/30/25	201,091

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Jamaica – 0.2%
163,820	Digicel Group One Ltd. (USD) (b)	8.25%	12/30/22	$98,292
186,263	Digicel Group Two Ltd. (USD) (b)	8.25%	09/30/22	40,047
				138,339
	Kazakhstan – 1.1%
480,000	KazMunayGas National Co. JSC (USD)	4.75%	04/19/27	520,455
308,000	Tengizchevroil Finance Co. International Ltd. (USD) (b)	4.00%	08/15/26	322,380
				842,835
	Mexico – 1.3%
270,000	BBVA Bancomer S.A. (USD) (e)	5.13%	01/18/33	258,188
4,800,000	Petroleos Mexicanos (MXN)	7.19%	09/12/24	213,439
270,000	Sixsigma Networks Mexico SA de CV (USD) (b)	7.50%	05/02/25	268,110
279,000	Unifin Financiera SAB de CV SOFOM ENR (USD) (b) (e)	8.88%	(j)	249,010
				988,747
	Nigeria – 1.1%
230,000	IHS Netherlands Holdco BV (USD) (b)	8.00%	09/18/27	235,462
290,000	SEPLAT Petroleum Development Co., PLC (USD) (b)	9.25%	04/01/23	304,645
270,000	United Bank for Africa PLC (USD) (b)	7.75%	06/08/22	288,000
				828,107
	Oman – 0.4%
325,000	Oztel Holdings SPC Ltd. (USD) (b)	6.63%	04/24/28	328,151
	Russia – 1.3%
394,000	Evraz Group S.A. (USD) (b)	5.38%	03/20/23	419,921
290,000	Gazprom OAO Via Gaz Capital S.A. (USD)	4.95%	03/23/27	314,092
200,000	GTH Finance BV (USD) (b)	7.25%	04/26/23	223,540
				957,553
	Saudi Arabia – 0.3%
200,000	Saudi Arabian Oil Co. (USD) (b)	4.25%	04/16/39	216,029
	South Africa – 0.3%
250,000	Liquid Telecommunications Financing PLC (USD)	8.50%	07/13/22	247,732
	Turkey – 1.0%
260,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (b)	5.00%	04/06/23	259,022
288,000	Turkiye Vakiflar Bankasi TAO (USD)	6.00%	11/01/22	275,845
230,000	Yapi ve Kredi Bankasi AS (USD) (b) (e)	13.88%	(j)	248,515
				783,382
	Ukraine – 1.8%
280,000	Metinvest BV (USD) (b)	8.50%	04/23/26	298,429
322,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	334,102
13,500,000	Ukreximbank Via Biz Finance PLC (UAH)	16.50%	03/02/21	558,708
140,000	Ukreximbank Via Biz Finance PLC (USD)	9.63%	04/27/22	146,245
				1,337,484
	Zambia – 0.3%
260,000	First Quantum Minerals Ltd. (USD)	7.50%	04/01/25	256,750
	Total Foreign Corporate Bonds and Notes			12,777,692
	(Cost $13,047,723)

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 42.6%
	Brazil – 5.1%
96,650	Ambev S.A.	$446,619
138,370	Banco Bradesco S.A., ADR	1,126,332
34,377	BRF S.A. (k)	316,554
39,056	Lojas Renner S.A.	473,472
47,262	Multiplan Empreendimentos Imobiliarios S.A.	327,937
68,600	Petroleo Brasileiro S.A. (Preference Shares)	454,202
62,153	Vale S.A., ADR	714,759
		3,859,875
	Chile – 0.4%
10,859	Banco Santander Chile S.A., ADR	304,052
	China – 12.4%
7,062	58.com, Inc., ADR (k)	348,227
5,798	Autohome, Inc., ADR (k)	481,988
49,093	China International Travel Service Corp., Ltd., Class A	640,003
49,500	China Mobile Ltd.	409,568
170,000	China Resources Land Ltd.	712,518
43,300	Hangzhou Hikvision Digital Technology Co., Ltd., Class A	195,925
11,946	Huazhu Group Ltd., ADR	394,457
3,784	Kweichow Moutai Co., Ltd., Class A	609,604
49,800	Midea Group Co., Ltd., Class A	356,492
117,000	Ping An Insurance Group Co. of China Ltd., Class H	1,344,253
4,291	Prosus N.V. (k)	314,995
85,600	Sands China Ltd.	387,716
42,200	Shanghai International Airport Co., Ltd., Class A	471,634
20,100	Sunny Optical Technology Group Co., Ltd.	295,434
45,700	Tencent Holdings Ltd.	1,925,327
27,500	Wuxi Biologics Cayman, Inc. (b) (k)	280,695
5,598	Yum China Holdings, Inc.	254,317
		9,423,153
	Hong Kong – 2.4%
92,000	AIA Group Ltd.	869,209
66,500	Budweiser Brewing Co., APAC Ltd. (b) (k)	239,267
118,000	Hang Lung Group Ltd.	293,882
14,535	Hong Kong Exchanges & Clearing Ltd.	426,534
		1,828,892
	India – 6.2%
27,398	Grasim Industries Ltd.	282,258
2,554	Hero MotoCorp Ltd.	97,475
16,701	Hindustan Unilever Ltd.	467,068
46,426	Housing Development Finance Corp., Ltd.	1,295,161
166,060	ITC Ltd.	608,881
31,945	Kotak Mahindra Bank Ltd.	741,256
28,951	SBI Life Insurance Co., Ltd. (b)	345,768
20,360	Tata Consultancy Services Ltd.	603,111
5,428	UltraTech Cement Ltd.	332,506
		4,773,484
	Indonesia – 2.5%
1,324,900	Astra International Tbk PT	616,015
321,900	Bank Central Asia Tbk PT	688,247
997,900	Bank Rakyat Indonesia Persero Tbk PT	289,634
246,300	Indocement Tunggal Prakarsa Tbk PT	324,901
		1,918,797

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy – 0.5%
17,150	Tenaris S.A., ADR	$363,237
	Mexico – 2.2%
7,700	Fomento Economico Mexicano, S.A.B. de C.V., ADR	705,166
7,600	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	361,380
113,338	Grupo Financiero Banorte, S.A.B. de C.V., Class O	610,856
		1,677,402
	Netherlands – 0.2%
700	ASML Holding N.V.	173,384
	Philippines – 1.3%
732,100	Ayala Land, Inc.	698,482
160,899	Bank of the Philippine Islands	288,706
		987,188
	Russia – 1.3%
2,863	Lukoil PJSC, ADR	236,856
17,360	Novatek PJSC	351,296
111,838	Sberbank of Russia PJSC	392,670
		980,822
	South Africa – 1.3%
54,600	MTN Group Ltd.	347,176
4,291	Naspers Ltd., Class N	650,252
		997,428
	South Korea – 3.2%
2,136	LG Chem Ltd.	534,826
57,801	Samsung Electronics Co., Ltd. (Preference Shares)	1,908,740
		2,443,566
	Taiwan – 2.5%
220,954	Taiwan Semiconductor Manufacturing Co., Ltd.	1,937,162
	Thailand – 0.6%
33,300	Siam Cement (The) PCL (l)	444,218
	Turkey – 0.5%
42,310	BIM Birlesik Magazalar A.S.	368,030
	Total Common Stocks	32,480,690
	(Cost $27,481,423)
	Total Investments – 105.7%	80,482,648
	(Cost $74,408,875) (m)
	Outstanding Loan – (7.6)%	(5,800,000)
	Net Other Assets and Liabilities – 1.9%	1,455,932
	Net Assets – 100.0%	$76,138,580

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2019	Sale Value as of 9/30/2019	Unrealized Appreciation/ (Depreciation)
11/21/19	CIT	BRL	1,475,000	USD	353,183	$ 353,799	$ 353,183	$ 616
11/21/19	BAR	INR	67,921,000	USD	936,712	953,096	936,712	16,384
10/10/19	DB	TRY	11,255,000	USD	1,875,400	1,986,156	1,875,400	110,756
11/21/19	BAR	USD	365,712	BRL	1,480,000	365,712	354,999	10,713
11/21/19	DB	USD	935,551	INR	67,921,000	935,551	953,096	(17,545)
10/10/19	CIT	USD	714,819	MXN	14,375,000	714,819	727,151	(12,332)
10/10/19	CIT	USD	1,960,388	TRY	11,255,000	1,960,388	1,986,156	(25,768)
10/10/19	UBS	USD	396,531	ZAR	5,655,000	396,531	372,873	23,658
Net Unrealized Appreciation (Depreciation)								$106,482

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
UBS	UBS

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2019, securities noted as such amounted to $15,456,073 or 20.3% of net assets.
(c)	Zero coupon bond.
(d)	Floating rate security.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(i)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(j)	Perpetual maturity.
(k)	Non-income producing security.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $444,218 or 0.6% of net assets.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,055,433 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,875,178. The net unrealized appreciation was $6,180,255. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 35,224,266	$ —	$ 35,224,266	$ —
Foreign Corporate Bonds and Notes*	12,777,692	—	12,777,692	—
Common Stocks:
Thailand	444,218	—	444,218	—
Other Country Categories*	32,036,472	32,036,472	—	—
Total Investments	$ 80,482,648	$ 32,036,472	$ 48,446,176	$—
Forward Foreign Currency Contracts	162,127	—	162,127	—
Total	$ 80,644,775	$ 32,036,472	$ 48,608,303	$—
LIABILITIES TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (55,645)	$ —	$ (55,645)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of September 30, 2019, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	04/18/13	$350,000	$0.75	$350,000	$2,625	0.00%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/12	200,000	0.75	200,000	1,500	0.00
				$550,000	$4,125	0.00%

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
AA-	1.1%
A+	1.6
A	5.5
A-	11.8
BBB	12.9
BBB-	6.7
BB+	5.1
BB	7.2
BB-	19.9
B+	10.0
B	8.0
B-	5.7
CCC	0.5
CC	0.1
Not Rated	3.9
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	44.1%
Banks	7.7
Interactive Media & Services	3.4
Insurance	3.2
Metals & Mining	3.0
Semiconductors & Semiconductor Equipment	2.6
Real Estate Management & Development	2.5
Beverages	2.5
Technology Hardware, Storage & Peripherals	2.4
Wireless Telecommunication Services	2.3
Integrated Oils	2.2
Hotels, Restaurants & Leisure	2.1
Exploration & Production	2.0
Construction Materials	1.7
Thrifts & Mortgage Finance	1.6
Oil, Gas & Consumable Fuels	1.3
Internet & Direct Marketing Retail	1.2
Transportation Infrastructure	1.0
Utilities	1.0
Automobiles	0.9
Government Development Banks	0.9
Tobacco	0.8
IT Services	0.7
Chemicals	0.7
Electronic Equipment, Instruments & Components	0.6
Multiline Retail	0.6
Household Products	0.6
Capital Markets	0.5
Food & Staples Retailing	0.5
Pipelines	0.5
Energy Equipment & Services	0.5
Household Durables	0.4
Food & Beverage	0.4
Food Products	0.4
Life Sciences Tools & Services	0.3
Manufactured Goods	0.3
Software & Services	0.3
Life Insurance	0.3
Power Generation	0.3
Commercial Finance	0.3
Wireline Telecommunication Services	0.3
Industrial Other	0.3
Transportation & Logistics	0.3
Real Estate	0.3
Oil & Gas Services & Equipment	0.2
Total	100.0%

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	35.9%
HKD	8.9
BRL	6.7
INR	5.9
TRY	5.6
RUB	5.1
IDR	4.8
PLN	3.3
KRW	3.0
CNY	2.8
MXN	2.8
ZAR	2.7
PEN	2.7
TWD	2.4
MYR	1.4
NGN	1.3
EUR	1.2
PHP	1.2
EGP	1.0
UAH	0.7
THB	0.6
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand